UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2017

Item 1.

Reports to Stockholders

Fidelity® Mortgage Backed Securities Central Fund Semi-Annual Report February 28, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Coupon Distribution as of February 28, 2017

	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.1	0.1
0.01 - 0.99%	0.5	2.4
1 - 1.99%	4.6	1.5
2 - 2.99%	2.0	4.2
3 - 3.99%	54.3	46.8
4 - 4.99%	22.3	26.0
5 - 5.99%	6.3	6.2
6 - 6.99%	2.0	1.3
7% and above	0.4	0.4

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of February 28, 2017*
U.S. Government and U.S. Government Agency Obligations	105.3%
Short-Term Investments and Net Other Assets (Liabilities)**	(5.3)%

 * Futures and Swaps - 0.3%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of August 31, 2016*
U.S. Government and U.S. Government Agency Obligations	105.6%
Short-Term Investments and Net Other Assets (Liabilities)**	(5.6)%

 * Futures and Swaps - 1.4%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments February 28, 2017

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 101.8%
	Principal Amount	Value
Fannie Mae - 52.1%
2.474% 12/1/34 (a)	82,300	85,109
2.5% 10/1/34 (a)	2,399	2,490
2.5% 11/1/42 to 8/1/43	19,243,727	18,432,164
2.54% 6/1/42 (a)	423,338	438,996
2.546% 3/1/35 (a)	39,712	41,074
2.57% 4/1/37 (a)	146,117	152,269
2.608% 2/1/33 (a)	1,435	1,481
2.632% 7/1/35 (a)	32,036	33,179
2.654% 10/1/33 (a)	3,401	3,508
2.666% 10/1/33 (a)	26,880	27,804
2.69% 3/1/37 (a)	46,613	48,802
2.693% 1/1/35 (a)	361,762	373,728
2.699% 2/1/42 (a)	1,968,051	2,038,824
2.715% 1/1/35 (a)	223,250	231,835
2.73% 7/1/34 (a)	50,109	52,118
2.755% 1/1/35 (a)	5,262	5,502
2.772% 1/1/42 (a)	1,489,778	1,543,515
2.798% 10/1/33 (a)	148,310	156,609
2.8% 5/1/36 (a)	288,676	306,271
2.802% 6/1/36 (a)	62,597	65,400
2.815% 9/1/36 (a)	62,476	65,257
2.833% 3/1/35 (a)	88,270	93,255
2.845% 6/1/36 (a)	399,540	422,424
2.855% 7/1/43 (a)	9,708,621	10,036,875
2.861% 9/1/36 (a)	125,743	131,532
2.918% 3/1/33 (a)	125,200	129,246
2.943% 9/1/41 (a)	243,434	252,189
2.946% 7/1/35 (a)	147,615	153,070
2.956% 11/1/36 (a)	114,059	118,232
2.964% 5/1/35 (a)	314,510	329,962
2.973% 11/1/40 (a)	187,088	197,314
2.975% 10/1/41 (a)	133,115	140,581
2.977% 5/1/36 (a)	184,861	195,165
2.99% 12/1/34 (a)	7,242	7,628
3% 9/1/30 to 2/1/47	628,518,846	627,404,791
3% 3/1/32 (b)	500,000	514,008
3% 3/1/47 (b)	198,300,000	196,913,526
3% 3/1/47 (b)	121,500,000	120,650,496
3% 3/1/47 (b)	28,700,000	28,499,335
3% 3/1/47 (b)	3,500,000	3,475,529
3.03% 7/1/34 (a)	341,589	363,864
3.032% 8/1/41 (a)	1,258,045	1,319,527
3.052% 9/1/35 (a)	95,289	100,454
3.065% 9/1/41 (a)	472,567	502,784
3.151% 6/1/47 (a)	113,348	117,615
3.187% 3/1/40 (a)	579,944	614,821
3.241% 7/1/41 (a)	374,707	393,778
3.364% 10/1/41 (a)	217,978	227,019
3.435% 12/1/39 (a)	338,781	360,246
3.468% 12/1/40 (a)	14,962,505	15,741,531
3.5% 11/1/25 to 2/1/47	838,257,457	865,455,259
3.5% 1/1/47	47,556,833	48,781,288
3.5% 3/1/47 (b)	144,700,000	148,267,347
3.5% 3/1/47 (b)	17,700,000	18,136,365
3.5% 3/1/47 (b)	17,200,000	17,624,038
3.5% 3/1/47 (b)	5,700,000	5,840,524
3.55% 7/1/41 (a)	499,246	520,999
4% 9/1/24 to 8/1/46	561,828,020	593,769,229
4% 3/1/47 (b)	11,750,000	12,345,955
4% 3/1/47 (b)	2,400,000	2,521,727
4.5% 4/1/21 to 9/1/45	166,959,861	180,463,634
4.5% 3/1/47 (b)	2,600,000	2,793,734
5% 3/1/18 to 3/1/45	131,829,162	145,685,148
5.202% 7/1/37 (a)	70,149	73,258
5.255% 8/1/41	3,824,626	4,205,634
5.5% 12/1/17 to 9/1/41	80,340,984	90,307,265
6% 7/1/19 to 1/1/42	36,896,868	41,967,988
6.309% 2/1/39	8,252,024	8,975,690
6.5% 3/1/17 to 8/1/39	36,548,307	42,107,243
7% 9/1/21 to 7/1/37	2,425,943	2,790,240
7.5% 12/1/22 to 2/1/32	1,068,259	1,241,212
8% 12/1/17 to 3/1/37	25,104	30,207
8.5% 12/1/19 to 8/1/23	637	709
9.5% 6/1/18 to 2/1/25	14,217	14,883
		3,267,432,308
Freddie Mac - 29.6%
2.226% 8/1/37 (a)	62,556	63,717
2.5% 7/1/31	11,206,043	11,267,272
2.57% 3/1/35 (a)	121,533	125,137
2.607% 6/1/33 (a)	339,014	354,599
2.683% 3/1/36 (a)	303,745	316,335
2.745% 1/1/36 (a)	134,321	138,828
2.763% 3/1/36 (a)	276,831	286,746
2.792% 2/1/37 (a)	314,432	326,537
2.838% 8/1/37 (a)	141,047	147,039
2.865% 12/1/35 (a)	251,099	260,508
2.89% 6/1/33 (a)	960,944	1,013,662
2.925% 6/1/37 (a)	51,877	53,963
2.936% 5/1/37 (a)	79,448	82,705
2.946% 3/1/35 (a)	1,569,967	1,664,257
2.95% 3/1/37 (a)	30,292	31,361
2.968% 11/1/35 (a)	263,528	274,326
2.989% 4/1/36 (a)	311,861	328,576
3% 10/1/28 to 3/1/47	734,604,946	733,453,395
3.065% 10/1/35 (a)	219,069	230,279
3.066% 9/1/41 (a)	2,447,376	2,579,445
3.071% 10/1/36 (a)	489,134	513,306
3.099% 10/1/42 (a)	1,278,375	1,351,233
3.14% 3/1/33 (a)	3,507	3,713
3.17% 6/1/36 (a)	85,997	91,220
3.198% 9/1/41 (a)	289,661	303,723
3.22% 4/1/37 (a)	15,515	16,478
3.231% 4/1/41 (a)	233,124	241,817
3.246% 6/1/37 (a)	72,917	75,692
3.26% 6/1/37 (a)	43,801	46,287
3.273% 7/1/41 (a)	1,554,150	1,645,699
3.282% 6/1/41 (a)	305,565	321,482
3.29% 6/1/37 (a)	279,090	289,754
3.295% 7/1/36 (a)	116,366	124,043
3.32% 4/1/37 (a)	66,537	70,409
3.392% 5/1/41 (a)	240,372	255,631
3.41% 12/1/40 (a)	7,614,984	7,983,856
3.5% 6/1/27 to 9/1/46 (c)(d)(e)	595,865,281	616,565,565
3.626% 5/1/41 (a)	341,549	359,267
3.665% 6/1/41 (a)	332,150	349,511
3.769% 12/1/36 (a)	513,329	547,196
3.887% 10/1/35 (a)	57,763	61,574
4% 6/1/33 to 4/1/46	308,973,985	326,557,518
4.5% 6/1/25 to 1/1/45	57,498,608	62,069,075
5% 6/1/20 to 7/1/41	43,895,091	48,653,504
5.139% 4/1/38 (a)	270,945	288,086
5.5% 10/1/17 to 4/1/41	19,218,902	21,471,015
6% 4/1/17 to 12/1/37	3,715,610	4,201,370
6.5% 3/1/17 to 9/1/39	6,879,871	7,835,660
7% 6/1/21 to 9/1/36	2,179,442	2,519,423
7.5% 6/1/26 to 6/1/32	44,365	51,932
8% 4/1/17 to 1/1/37	64,411	76,585
8.5% 9/1/19 to 9/1/29	71,279	82,828
9% 10/1/20	69	73
9.5% 5/1/21 to 7/1/21	341	368
10% 2/1/20 to 11/1/20	125	134
11% 7/1/19 to 9/1/20	44	47
		1,858,023,761
Ginnie Mae - 20.1%
3% 5/15/42 to 2/20/47	263,542,500	267,192,038
3% 3/1/47 (b)	48,000,000	48,558,883
3% 3/1/47 (b)	900,000	910,479
3.5% 11/15/40 to 7/20/46 (c)	403,338,629	421,438,827
3.5% 3/1/47 (b)	47,970,000	49,851,196
4% 2/15/39 to 7/15/45	147,040,271	156,956,887
4% 3/1/47 (b)	45,700,000	48,358,077
4% 3/1/47 (b)	46,790,000	49,511,475
4% 3/1/47 (b)	700,000	740,715
4.5% 6/20/33 to 8/15/41	147,188,437	159,116,400
5% 12/15/32 to 9/15/41	38,334,280	42,768,569
5.5% 6/15/33 to 9/15/39	3,966,368	4,506,673
6% 10/15/30 to 5/15/40	6,070,696	6,986,256
6.5% 3/20/31 to 11/15/37	682,364	785,887
7% 10/15/22 to 3/15/33	2,240,473	2,617,960
7.5% 4/15/17 to 9/15/31	1,020,404	1,172,838
8% 11/15/21 to 11/15/29	340,222	389,517
8.5% 10/15/21 to 1/15/31	61,343	72,489
9% 8/15/19 to 1/15/23	2,178	2,350
9.5% 12/15/20 to 2/15/25	831	910
10.5% 10/20/17 to 1/15/18	516	525
11% 9/20/19	883	955
		1,261,939,906
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $6,422,412,036)		6,387,395,975

Collateralized Mortgage Obligations - 10.7%
U.S. Government Agency - 10.7%
Fannie Mae:
floater:	$	$
Series 2002-18 Class FD, 1.5783% 2/25/32 (a)	45,173	45,722
Series 2002-39 Class FD, 1.7806% 3/18/32 (a)	77,421	78,886
Series 2002-60 Class FV, 1.7783% 4/25/32 (a)	94,733	96,232
Series 2002-63 Class FN, 1.7783% 10/25/32 (a)	128,421	130,379
Series 2002-7 Class FC, 1.5283% 1/25/32 (a)	46,527	47,055
Series 2002-94 Class FB, 1.1783% 1/25/18 (a)	18,438	18,445
Series 2003-118 Class S, 7.3217% 12/25/33 (a)(f)(g)	1,522,354	386,107
Series 2006-104 Class GI, 5.9017% 11/25/36 (a)(f)(g)	1,120,990	207,124
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	57,309	61,647
Series 1993-207 Class H, 6.5% 11/25/23	829,728	910,928
Series 1996-28 Class PK, 6.5% 7/25/25	256,426	281,902
Series 1999-17 Class PG, 6% 4/25/29	724,735	781,534
Series 1999-32 Class PL, 6% 7/25/29	672,009	725,524
Series 1999-33 Class PK, 6% 7/25/29	451,115	487,875
Series 2001-52 Class YZ, 6.5% 10/25/31	55,251	63,240
Series 2003-28 Class KG, 5.5% 4/25/23	465,463	495,992
Series 2004-21 Class QE, 4.5% 11/25/32	20,681	20,788
Series 2005-102 Class CO, 11/25/35 (h)	384,573	338,822
Series 2005-73 Class SA, 15.5263% 8/25/35 (a)(g)	139,357	173,961
Series 2005-81 Class PC, 5.5% 9/25/35	775,565	864,133
Series 2006-12 Class BO, 10/25/35 (h)	1,711,951	1,592,448
Series 2006-37 Class OW, 5/25/36 (h)	166,981	146,498
Series 2006-45 Class OP, 6/25/36 (h)	514,290	448,777
Series 2006-62 Class KP, 4/25/36 (h)	799,690	702,032
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	143,438	165,630
Series 1999-25 Class Z, 6% 6/25/29	545,873	610,463
Series 2001-20 Class Z, 6% 5/25/31	736,817	810,834
Series 2001-31 Class ZC, 6.5% 7/25/31	397,790	451,409
Series 2002-16 Class ZD, 6.5% 4/25/32	211,630	241,486
Series 2002-74 Class SV, 6.7717% 11/25/32 (a)(f)	974,211	165,297
Series 2012-17 Class BC, 3.5% 3/25/27	5,391,000	5,513,420
Series 2012-67 Class AI, 4.5% 7/25/27 (f)	2,594,393	310,342
Series 06-116 Class SG, 5.8617% 12/25/36 (a)(f)(g)	776,037	160,997
Series 07-40 Class SE, 5.6617% 5/25/37 (a)(f)(g)	441,456	87,044
Series 1993-165 Class SH, 17.5983% 9/25/23 (a)(g)	33,725	42,936
Series 2003-21 Class SK, 7.3217% 3/25/33 (a)(f)(g)	111,516	23,545
Series 2003-35 Class TQ, 6.7217% 5/25/18 (a)(f)(g)	23,156	712
Series 2005-72 Class ZC, 5.5% 8/25/35	5,212,186	5,730,540
Series 2007-57 Class SA, 35.95% 6/25/37 (a)(g)	365,833	714,404
Series 2007-66:
Class SA, 34.93% 7/25/37 (a)(g)	544,524	1,077,501
Class SB, 34.93% 7/25/37 (a)(g)	234,871	417,795
Series 2008-12 Class SG, 5.5717% 3/25/38 (a)(f)(g)	2,962,686	503,620
Series 2009-114 Class AI, 5% 12/25/23 (f)	128,902	1,063
Series 2009-16 Class SA, 5.4717% 3/25/24 (a)(f)(g)	7,477	133
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	85,775	2,172
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	228,115	12,746
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	332,667	17,956
Series 2010-112 Class SG, 5.5817% 6/25/21 (a)(f)(g)	241,051	10,978
Series 2010-12 Class AI, 5% 12/25/18 (f)	512,333	11,971
Series 2010-135 Class LS, 5.2717% 12/25/40 (a)(f)(g)	2,767,688	437,938
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	2,614,394	306,314
Series 2010-150 Class ZC, 4.75% 1/25/41	8,187,561	9,055,180
Series 2010-17 Class DI, 4.5% 6/25/21 (f)	182,182	6,822
Series 2010-23:
Class AI, 5% 12/25/18 (f)	176,273	3,576
Class HI, 4.5% 10/25/18 (f)	165,187	4,169
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	469,024	10,510
Series 2010-95 Class ZC, 5% 9/25/40	17,328,355	19,319,946
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	801,616	52,938
Series 2011-110 Class SA, 5.8317% 4/25/41 (a)(f)	6,357,525	1,008,429
Series 2011-112 Class SA, 5.7717% 11/25/41 (a)(f)	6,229,216	1,158,581
Series 2011-123 Class SD, 5.8217% 8/25/39 (a)(f)	5,545,857	827,578
Series 2011-39 Class ZA, 6% 11/25/32	1,896,774	2,140,452
Series 2011-67 Class AI, 4% 7/25/26 (f)	807,757	78,986
Series 2011-83 Class DI, 6% 9/25/26 (f)	1,187,124	126,365
Series 2012-100 Class WI, 3% 9/25/27 (f)	9,424,977	909,691
Series 2012-14 Class JS, 5.8717% 12/25/30 (a)(f)	3,438,648	471,564
Series 2012-47 Class SD, 5.6717% 5/25/42 (a)(f)	13,063,815	2,610,234
Series 2012-9 Class SH, 5.7717% 6/25/41 (a)(f)	5,283,976	795,344
Series 2013-133 Class IB, 3% 4/25/32 (f)	6,358,059	615,591
Series 2013-51 Class GI, 3% 10/25/32 (f)	2,057,917	223,183
Series 2013-N1 Class A, 5.9417% 6/25/35 (a)(f)(g)	2,374,656	441,962
Series 2014-68 Class ID, 3.5% 3/25/34 (f)	4,881,050	634,395
Series 2015-42:
Class IL, 6% 6/25/45 (f)	13,101,610	3,126,623
Class LS, 5.4217% 6/25/45 (a)(f)(g)	12,801,173	2,086,071
Series 2015-70 Class JC, 3% 10/25/45	14,190,087	14,505,256
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (f)	53,407	968
Class 5, 5.5% 7/25/33 (f)	406,751	89,443
Series 343 Class 16, 5.5% 5/25/34 (f)	347,824	63,488
Series 348 Class 14, 6.5% 8/25/34 (a)(f)	252,418	59,759
Series 351:
Class 12, 5.5% 4/25/34 (a)(f)	166,681	32,742
Class 13, 6% 3/25/34 (f)	222,192	44,675
Series 359 Class 19, 6% 7/25/35 (a)(f)	147,731	28,312
Series 384 Class 6, 5% 7/25/37 (f)	1,868,451	391,452
Freddie Mac:
floater:
Series 2412 Class FK, 1.57% 1/15/32 (a)	34,459	34,875
Series 2423 Class FA, 1.67% 3/15/32 (a)	49,437	50,142
Series 2424 Class FM, 1.77% 3/15/32 (a)	57,255	58,125
Series 2432:
Class FE, 1.67% 6/15/31 (a)	91,525	92,760
Class FG, 1.67% 3/15/32 (a)	28,785	29,180
Series 3346 Class FA, 1% 2/15/19 (a)	85,579	85,594
floater target amortization class Series 3366 Class FD, 1.02% 5/15/37 (a)	2,101,935	2,091,957
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (h)	1,486,107	1,302,751
Series 2095 Class PE, 6% 11/15/28	807,806	874,695
Series 2101 Class PD, 6% 11/15/28	73,995	79,839
Series 2121 Class MG, 6% 2/15/29	325,331	351,367
Series 2131 Class BG, 6% 3/15/29	2,204,528	2,386,708
Series 2137 Class PG, 6% 3/15/29	349,320	384,976
Series 2154 Class PT, 6% 5/15/29	550,791	595,042
Series 2162 Class PH, 6% 6/15/29	130,981	143,761
Series 2425 Class JH, 6% 3/15/17	149	149
Series 2520 Class BE, 6% 11/15/32	700,475	757,973
Series 2585 Class KS, 6.83% 3/15/23 (a)(f)(g)	42,525	4,225
Series 2693 Class MD, 5.5% 10/15/33	1,910,682	2,133,777
Series 2802 Class OB, 6% 5/15/34	1,336,310	1,472,455
Series 2937 Class KC, 4.5% 2/15/20	1,139,641	1,167,690
Series 2962 Class BE, 4.5% 4/15/20	1,333,983	1,378,503
Series 3002 Class NE, 5% 7/15/35	2,015,941	2,169,390
Series 3110 Class OP, 9/15/35 (h)	953,023	877,447
Series 3119 Class PO, 2/15/36 (h)	1,683,079	1,483,620
Series 3121 Class KO, 3/15/36 (h)	298,234	262,576
Series 3123 Class LO, 3/15/36 (h)	953,556	837,572
Series 3145 Class GO, 4/15/36 (h)	899,550	789,920
Series 3189 Class PD, 6% 7/15/36	1,982,455	2,243,585
Series 3225 Class EO, 10/15/36 (h)	537,690	469,087
Series 3258 Class PM, 5.5% 12/15/36	913,734	1,002,982
Series 3415 Class PC, 5% 12/15/37	736,655	785,192
Series 3786 Class HI, 4% 3/15/38 (f)	2,457,358	214,754
Series 3806 Class UP, 4.5% 2/15/41	5,058,948	5,324,934
Series 3832 Class PE, 5% 3/15/41	4,305,283	4,695,405
sequential payer:
Series 2135 Class JE, 6% 3/15/29	169,920	183,578
Series 2274 Class ZM, 6.5% 1/15/31	181,792	206,651
Series 2281 Class ZB, 6% 3/15/30	439,344	473,175
Series 2303 Class ZV, 6% 4/15/31	192,838	208,846
Series 2357 Class ZB, 6.5% 9/15/31	1,341,166	1,535,350
Series 2502 Class ZC, 6% 9/15/32	377,371	409,809
Series 2519 Class ZD, 5.5% 11/15/32	611,005	655,783
Series 2546 Class MJ, 5.5% 3/15/23	286,805	302,547
Series 2601 Class TB, 5.5% 4/15/23	137,559	147,725
Series 2998 Class LY, 5.5% 7/15/25	406,938	437,421
Series 3871 Class KB, 5.5% 6/15/41	6,352,564	7,410,892
Series 06-3115 Class SM, 5.83% 2/15/36 (a)(f)(g)	614,104	125,171
Series 2013-4281 Class AI, 4% 12/15/28 (f)	8,367,143	763,319
Series 2844:
Class SC, 41.795% 8/15/24 (a)(g)	17,044	25,654
Class SD, 76.44% 8/15/24 (a)(g)	25,075	50,432
Series 2933 Class ZM, 5.75% 2/15/35	4,757,018	5,520,932
Series 2935 Class ZK, 5.5% 2/15/35	6,079,011	6,838,470
Series 2947 Class XZ, 6% 3/15/35	2,365,875	2,621,077
Series 2996 Class ZD, 5.5% 6/15/35	3,792,076	4,315,898
Series 3055 Class CS, 5.82% 10/15/35 (a)(f)	885,589	174,940
Series 3237 Class C, 5.5% 11/15/36	5,815,586	6,569,205
Series 3244 Class SG, 5.89% 11/15/36 (a)(f)(g)	2,189,019	415,578
Series 3284 Class CI, 5.35% 3/15/37 (a)(f)	4,889,909	899,614
Series 3287 Class SD, 5.98% 3/15/37 (a)(f)(g)	3,192,792	636,919
Series 3297 Class BI, 5.99% 4/15/37 (a)(f)(g)	4,710,753	966,680
Series 3336 Class LI, 5.81% 6/15/37 (a)(f)	1,567,816	279,621
Series 3772 Class BI, 4.5% 10/15/18 (f)	588,465	14,251
Series 3949 Class MK, 4.5% 10/15/34	1,416,684	1,499,468
Series 4055 Class BI, 3.5% 5/15/31 (f)	6,102,111	654,860
Series 4149 Class IO, 3% 1/15/33 (f)	902,758	116,410
Series 4314 Class AI, 5% 3/15/34 (f)	2,527,463	330,564
Series 4427 Class LI, 3.5% 2/15/34 (f)	10,053,126	1,242,297
Series 4471 Class PA 4% 12/15/40	17,896,322	18,726,318
Series 4476 Class IA, 3.5% 1/15/32 (f)	11,518,342	1,066,278
target amortization class Series 2156 Class TC, 6.25% 5/15/29	450,561	488,732
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.67% 2/15/24 (a)	179,514	181,083
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	298,661	327,459
Series 2056 Class Z, 6% 5/15/28	611,908	661,187
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	14,590,424	15,541,235
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 5.92% 6/16/37 (a)(f)(g)	935,129	189,074
Series 2010-H03 Class FA, 1.3261% 3/20/60 (a)(i)	11,133,390	11,114,104
Series 2010-H17 Class FA, 1.1061% 7/20/60 (a)(i)	1,221,232	1,209,388
Series 2010-H18 Class AF, 0.9467% 9/20/60 (a)(i)	1,506,046	1,490,293
Series 2010-H19 Class FG, 1.0717% 8/20/60 (a)(i)	1,662,196	1,645,010
Series 2010-H27 Series FA, 1.1517% 12/20/60 (a)(i)	3,033,748	3,009,320
Series 2011-H05 Class FA, 1.2717% 12/20/60 (a)(i)	4,772,305	4,756,369
Series 2011-H07 Class FA, 1.1467% 2/20/61 (a)(i)	9,349,088	9,320,015
Series 2011-H12 Class FA, 1.1367% 2/20/61 (a)(i)	12,298,785	12,256,459
Series 2011-H13 Class FA, 1.1467% 4/20/61 (a)(i)	4,490,155	4,475,351
Series 2011-H14:
Class FB, 1.2717% 5/20/61 (a)(i)	5,310,609	5,291,004
Class FC, 1.2717% 5/20/61 (a)(i)	4,668,816	4,652,468
Series 2011-H17 Class FA, 1.3017% 6/20/61 (a)(i)	6,125,858	6,111,888
Series 2011-H20 Class FA, 1.1967% 9/20/61 (a)(i)	13,395,124	13,369,471
Series 2011-H21 Class FA, 1.2467% 10/20/61 (a)(i)	6,857,663	6,856,138
Series 2012-H01 Class FA, 1.3467% 11/20/61 (a)(i)	5,906,666	5,924,478
Series 2012-H03 Class FA, 1.4717% 1/20/62 (a)(i)	3,772,629	3,783,979
Series 2012-H06 Class FA, 1.2767% 1/20/62 (a)(i)	5,661,723	5,665,925
Series 2012-H07 Class FA, 1.2767% 3/20/62 (a)(i)	3,515,536	3,519,046
Series 2012-H21 Class DF, 1.2967% 5/20/61 (a)(i)	7,561,216	7,572,890
Series 2012-H23 Class WA, 1.2917% 10/20/62 (a)(i)	184,123	183,573
Series 2012-H26, Class CA, 1.1767% 7/20/60 (a)(i)	11,739,146	11,713,633
Series 2013-H07 Class BA, 1.0067% 3/20/63 (a)(i)	220,929	218,932
Series 2014-H03 Class FA, 1.3717% 1/20/64 (a)(i)	5,556,743	5,555,325
Series 2014-H05 Class FB, 1.3717% 12/20/63 (a)(i)	14,444,659	14,440,723
Series 2014-H11 Class BA, 1.2717% 6/20/64 (a)(i)	4,602,809	4,585,880
Series 2015-H07 Class FA, 0.3% 3/20/65 (a)(i)	16,872,792	16,820,294
Series 2015-H13 Class FL, 1.0517% 5/20/63 (a)(i)	13,011,068	12,995,895
Series 2015-H19 Class FA, 0.9717% 4/20/63 (a)(i)	17,442,310	17,404,964
Series 2016-H20 Class FM, 1.1717% 12/20/62 (a)(i)	26,376,970	26,368,094
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	777,926	874,667
Series 1997-8 Class PE, 7.5% 5/16/27	330,717	383,978
Series 2011-136 Class WI, 4.5% 5/20/40 (f)	1,896,426	237,094
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	3,050,872	3,350,506
Series 2016-H02 Class FM, 1.2717% 9/20/62 (a)(i)	44,542,331	44,548,900
Series 2016-H04 Class FE, 1.4217% 11/20/65 (a)(i)	10,239,476	10,251,625
Series 2004-32 Class GS, 5.73% 5/16/34 (a)(f)(g)	488,391	90,060
Series 2004-73 Class AL, 6.43% 8/17/34 (a)(f)(g)	605,345	139,552
Series 2007-35 Class SC, 35.58% 6/16/37 (a)(g)	38,532	69,709
Series 2010-14 Class SN, 5.18% 2/16/40 (a)(f)(g)	3,873,298	601,712
Series 2010-H10 Class FA, 1.1061% 5/20/60 (a)(i)	3,839,852	3,803,178
Series 2011-94 Class SA, 5.3194% 7/20/41 (a)(f)(g)	2,565,557	420,696
Series 2012-76 Class GS, 5.93% 6/16/42 (a)(f)(g)	1,867,663	352,859
Series 2012-97 Class JS, 5.48% 8/16/42 (a)(f)(g)	6,245,682	1,018,926
Series 2013-124:
Class ES, 7.6259% 4/20/39 (a)(g)	5,623,184	5,952,398
Class ST, 7.7593% 8/20/39 (a)(g)	11,351,176	12,307,932
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	52,911,222	53,454,625
Series 2015-H17:
Class GZ, 4.439% 5/20/65 (a)(i)	767,071	817,691
Class HA, 2.5% 5/20/65 (i)	22,596,609	22,833,129
Series 2015-H21 Class HA, 2.5% 6/20/63 (i)	1,193,066	1,204,688
Series 2016-H13 Class FB, 1.18% 5/20/66 (a)(i)	38,350,891	38,270,718
Series 2017-H06 Class FA, 1.17% 8/20/66 (a)(i)	39,462,000	39,505,164
		670,507,809
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $671,182,180)		670,507,809

Commercial Mortgage Securities - 0.2%
Freddie Mac Series K723 Class A1, 2.292% 4/25/23
(Cost $13,547,063)	13,292,700	13,239,181
	Shares	Value

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 0.60% (j)
(Cost $61,793,592)	61,781,236	61,793,592
TOTAL INVESTMENT PORTFOLIO - 113.7%
(Cost $7,168,934,871)		7,132,936,557
NET OTHER ASSETS (LIABILITIES) - (13.7)%		(858,280,380)
NET ASSETS - 100%		$6,274,656,177

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3.5% 3/1/47	$(1,700,000)	$(1,741,911)
3.5% 3/1/47	(5,700,000)	(5,840,524)
3.5% 3/1/47	(50,400,000)	(51,642,532)
4% 3/1/47	(29,800,000)	(31,311,444)
4.5% 3/1/47	(24,300,000)	(26,110,668)

TOTAL FANNIE MAE		(116,647,079)

Freddie Mac
3% 3/1/47	(145,000,000)	(143,850,237)
3% 3/1/47	(40,000,000)	(39,682,824)
3% 3/1/47	(50,000,000)	(49,603,530)
3% 3/1/47	(121,500,000)	(120,536,578)

TOTAL FREDDIE MAC		(353,673,169)

TOTAL TBA SALE COMMITMENTS
(Proceeds $471,234,844)		$(470,320,248)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
295 CBOT 5-Year U.S. Treasury Note Contracts (United States)	June 2017	34,722,422	$135,387
Sold
Treasury Contracts
281 CBOT 10-Year U.S. Treasury Note Contracts (United States)	June 2017	35,006,453	(154,259)
97 CBOT 2-Year U.S. Treasury Note Contracts (United States)	June 2017	20,991,406	(19,892)
200 CBOT Long Term U.S. Treasury Bond Contracts (United States)	June 2017	30,331,250	(309,805)
71 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	June 2017	11,486,469	(127,180)
TOTAL SOLD			(611,136)
TOTAL FUTURES CONTRACTS			$(475,749)

The face value of futures purchased as a percentage of Net Assets is 0.6%

The face value of futures sold as a percentage of Net Assets is 1.6%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $161,767,680.

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
LCH	Mar. 2027	$45,000,000	3-month LIBOR	1.75%	$(185,056)	$0	$(185,056)
LCH	Mar. 2047	$2,500,000	3-month LIBOR	2.25%	(41,935)	0	(41,935)

TOTAL INTEREST RATE SWAPS					$(226,991)	$0	$(226,991)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,836,135.

 (d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $3,198,533.

 (e) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $56,338.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$447,482
Total	$447,482

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$6,387,395,975	$--	$6,387,395,975	$--
Collateralized Mortgage Obligations	670,507,809	--	670,507,809	--
Commercial Mortgage Securities	13,239,181	--	13,239,181	--
Money Market Funds	61,793,592	61,793,592	--	--
Total Investments in Securities:	$7,132,936,557	$61,793,592	$7,071,142,965	$--
Derivative Instruments:
Assets
Futures Contracts	$135,387	$135,387	$--	$--
Total Assets	$135,387	$135,387	$--	$--
Liabilities
Futures Contracts	$(611,136)	$(611,136)	$--	$--
Swaps	(226,991)	--	(226,991)	--
Total Liabilities	$(838,127)	$(611,136)	$(226,991)	$--
Total Derivative Instruments:	$(702,740)	$(475,749)	$(226,991)	$--
Other Financial Instruments:
TBA Sale Commitments	$(470,320,248)	$--	$(470,320,248)	$--
Total Other Financial Instruments:	$(470,320,248)	$--	$(470,320,248)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$135,387	$(611,136)
Swaps(b)	0	(226,991)
Total Interest Rate Risk	135,387	(838,127)
Total Value of Derivatives	$135,387	$(838,127)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $7,107,141,279)	$7,071,142,965
Fidelity Central Funds (cost $61,793,592)	61,793,592
Total Investments (cost $7,168,934,871)		$7,132,936,557
Receivable for investments sold		715,912
Receivable for TBA sale commitments		471,234,844
Receivable for fund shares sold		17,000,000
Interest receivable		17,667,873
Distributions receivable from Fidelity Central Funds		16,741
Other receivables		81,862
Total assets		7,639,653,789
Liabilities
Payable to custodian bank	$39,515,723
Payable for investments purchased
Regular delivery	95,000,617
Delayed delivery	754,854,268
TBA sale commitments, at value	470,320,248
Distributions payable	4,960,717
Payable for daily variation margin for derivative instruments	170,614
Other payables and accrued expenses	175,425
Total liabilities		1,364,997,612
Net Assets		$6,274,656,177
Net Assets consist of:
Paid in capital		$6,343,361,954
Distributions in excess of net investment income		(15,537,894)
Accumulated undistributed net realized gain (loss) on investments		(17,381,424)
Net unrealized appreciation (depreciation) on investments		(35,786,459)
Net Assets, for 58,133,090 shares outstanding		$6,274,656,177
Net Asset Value, offering price and redemption price per share ($6,274,656,177 ÷ 58,133,090 shares)		$107.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2017
Investment Income
Interest		$74,988,038
Income from Fidelity Central Funds		447,482
Total income		75,435,520
Expenses
Custodian fees and expenses	$112,407
Independent directors' fees and expenses	14,400
Interest	200
Total expenses before reductions	127,007
Expense reductions	(14,400)	112,607
Net investment income (loss)		75,322,913
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(16,642,532)
Fidelity Central Funds	110,161
Futures contracts	7,601,144
Swaps	3,158,583
Total net realized gain (loss)		(5,772,644)
Change in net unrealized appreciation (depreciation) on: Investment securities	(141,444,257)
Futures contracts	(895,981)
Swaps	776,861
Delayed delivery commitments	981,691
Total change in net unrealized appreciation (depreciation)		(140,581,686)
Net gain (loss)		(146,354,330)
Net increase (decrease) in net assets resulting from operations		$(71,031,417)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$75,322,913	$146,790,420
Net realized gain (loss)	(5,772,644)	31,457,237
Change in net unrealized appreciation (depreciation)	(140,581,686)	57,202,235
Net increase (decrease) in net assets resulting from operations	(71,031,417)	235,449,892
Distributions to shareholders from net investment income	(90,860,807)	(147,748,486)
Distributions to shareholders from net realized gain	(11,608,780)	–
Total distributions	(102,469,587)	(147,748,486)
Affiliated share transactions
Proceeds from sales of shares	17,000,001	2,175,289,407
Reinvestment of distributions	72,277,413	103,481,387
Cost of shares redeemed	(955,073,175)	(161,645,151)
Net increase (decrease) in net assets resulting from share transactions	(865,795,761)	2,117,125,643
Total increase (decrease) in net assets	(1,039,296,765)	2,204,827,049
Net Assets
Beginning of period	7,313,952,942	5,109,125,893
End of period	$6,274,656,177	$7,313,952,942
Other Information
Distributions in excess of net investment income end of period	$(15,537,894)	$–
Shares
Sold	157,495	19,774,609
Issued in reinvestment of distributions	665,208	940,824
Redeemed	(8,729,456)	(1,483,273)
Net increase (decrease)	(7,906,753)	19,232,160

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mortgage Backed Securities Central Fund

	Six months endedFebruary 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$110.75	$109.15	$108.49	$105.15	$109.85	$108.12
Income from Investment Operations
Net investment income (loss)A	1.212	2.663	2.638	2.974	2.166	3.030
Net realized and unrealized gain (loss)	(2.366)	1.634	.553	3.253	(4.725)	1.827
Total from investment operations	(1.154)	4.297	3.191	6.227	(2.559)	4.857
Distributions from net investment income	(1.468)	(2.697)	(2.531)	(2.887)	(2.141)	(3.127)
Distributions from net realized gain	(.188)	–	–	–	–	–
Total distributions	(1.656)	(2.697)	(2.531)	(2.887)	(2.141)	(3.127)
Net asset value, end of period	$107.94	$110.75	$109.15	$108.49	$105.15	$109.85
Total ReturnB,C	(1.04)%	3.98%	2.96%	5.99%	(2.37)%	4.56%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	-%G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	-%G	-%	-%	-%	-%	-%
Net investment income (loss)	2.24%G	2.43%	2.40%	2.78%	2.00%	2.79%
Supplemental Data
Net assets, end of period (000 omitted)	$6,274,656	$7,313,953	$5,109,126	$10,704,408	$13,764,063	$15,654,764
Portfolio turnover rateH	321%G	336%	448%I	375%	435%	451%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2017

1. Organization.

Fidelity Mortgage Backed Securities Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Director Compensation. Under a Deferred Compensation Plan (the Plan), independent Directors may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Directors are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, effective September 1, 2016, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Prior to September 1, 2016, the Fund was a partnership for tax purposes, and no provision was made for U.S. Federal income taxes because the Fund allocated, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return. Due to the Fund's previous partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments prior to September 1, 2016.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$38,140,451
Gross unrealized depreciation	(74,211,551)
Net unrealized appreciation (depreciation) on securities	$(36,071,100)
Tax Cost	$7,169,007,657

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$7,601,144	$(895,981)
Swaps	3,158,583	776,861
Totals	$10,759,727	$(119,120)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$8,628,000.84%		$200

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $14,400.

7. Other.

The Fund's organizational documents provide former and current Directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios II LLC and the Partners of Fidelity Mortgage Backed Securities Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Mortgage Backed Securities Central Fund (a fund of Fidelity Central Investment Portfolios II LLC) as of February 28, 2017, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Mortgage Backed Securities Central Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 18, 2017

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Actual	.0033%	$1,000.00	$989.60	$.02
Hypothetical-C		$1,000.00	$1,024.78	$.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mortgage Backed Securities Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Directors are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by FIMM, the sub-advisers, and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MBSCEN-SANN-0417
1.833865.110

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 1, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 1, 2017